Federal funds purchased and assets sold under agreements to repurchase - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,286,839,000	$ 1,603,693,000
Trading Securities Pledged as Collateral	308,978,000	271,624,000
Pledged Assets Separately Reported Other Assets Pledged As Collateral At Fair Value	70,000,000	133,000,000
Federal Funds Sold And Securities Purchased Under Agreements To Resell Pledged As Collateral	189,000,000	227,000,000
Investment Securities Available For Sale [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,300,000,000	$ 1,600,000,000